SECURITIES AVAILABLE FOR SALE - Gross unrealized losses and the related fair value of securities available for sale (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	$ 1,015
Less than 12 months, Unrealized losses	7
12 months or more, Fair value	1,407
12 months or more, Unrealized losses	217
Total, Fair value	2,422
Total, Unrealized losses	224
U.S. Government sponsored enterprises
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	1,015
Less than 12 months, Unrealized losses	7
12 months or more, Fair value
12 months or more, Unrealized losses
Total, Fair value	1,015
Total, Unrealized losses	7
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value
Less than 12 months, Unrealized losses
12 months or more, Fair value	1,407
12 months or more, Unrealized losses	217
Total, Fair value	1,407
Total, Unrealized losses	$ 217